UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2023

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Annual Report	September 30, 2023

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Form N-Q and N-PORT are available on the SEC’s website at http://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023
(Unaudited)

Dear Shareholder,

Your fund was up +31.64% (Institutional shares) and up +31.10% (Retail shares) over the trailing twelve-month period ending September 30, 2023. The S&P 500 Growth Index was up +19.82% and the S&P 500 Total Return Index was up +21.62% in the same period. For the six-month period ending September 30, 2023, the Fund performance was up +4.72% (Institutional shares) and up +4.52% (Retail shares). In the same six-month period, the S&P 500 Growth Index was up +7.73% and the S&P 500 Total Return Index was up +5.18%.

Over the last twelve months, the five largest contributors were NVIDIA Corp., Adobe Inc., Netflix Inc., Intuitive Surgical, Inc., and ServiceNow Inc.

NVIDIA has continued to benefit from strong demand for its GPUs as organizations work to integrate AI into their business processes. NVIDIA’s leading edge hardware combined with decades of investment in software has given it a strong competitive advantage in the AI chip market. Edgewood is confident that NVIDIA’s future product road map will drive robust revenue and earnings growth for the company as we remain in the early innings of AI adoption.

Adobe continues to benefit from the global economy’s shift from offline to online. The business sits at the front end of a major product cycle centered on generative artificial intelligence which we expect will increase the number of subscribers, revenue per user, and ultimately support stronger revenue growth and earnings in our forecast period.

After a difficult start to 2022, which included two consecutive quarters of net subscriber losses, Netflix reversed the trend and returned to subscriber growth. In the past 12 months, management successfully implemented a password-sharing crackdown and rolled out an advertising tier just months after announcing its plans to do so. Management also laid the groundwork towards reaccelerating revenue growth throughout FY23 and into FY24, expanding operating margins, and growing free cash flow as competitors’ direct to consumer losses continue to mount.

Intuitive Surgical has continued to benefit from an improving hospital environment and return to normalized usage of the healthcare system post COVID-19. While staffing constraints still exist the impact to procedure growth has declined. The improving backdrop along with strong execution has led to accelerating procedure growth and multiple positive revisions to forward looking guidance.

ServiceNow’s business has continued to perform well in what has been a tough business to business spending environment. ServiceNow’s strong customer value proposition continues to resonate which has resulted in better than expected revenue growth. Additionally, Edgewood expects ServiceNow’s commitment to consistent

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023
(Unaudited)

margin expansion and shareholder friendly capital allocation will continue to create shareholder value over time.

Over the last twelve months, the largest five detractors were Estée Lauder Companies Inc., Adyen N.V., Match Group Inc., American Tower Corp., and Illumina, Inc.

We have been disappointed by Estée Lauder’s financial performance over the last 12 months; the company has been disproportionately affected by COVID-19 in Asia, specifically in China, and in travel retail, which represents a large portion of sales growth. Pandemic-related closures and retailer destocking due to a slower travel rebound, plus weakened consumer confidence, have pressured over $1B in sales. Concurrently, the company has been in the middle of several large multi-year investments in manufacturing, fulfillment, and digital services/IT. This combination of weaker sales and outsized spending has severely compressed margins and corporate profitability. There have also been many positive green shoots in other areas of the business during this time that give us confidence in the company’s brands and management team - in fact, last quarter the rest of the business excluding Asia travel retail grew 17%. These bright spots include high-end fragrances, travel retail sales in Europe, expansion with Ulta and Target in the U.S., and the successful acquisitions of both Deciem and Tom Ford. We believe many of the challenges facing the company are transitory in nature and rear-facing; the stock price today reflects a great deal of bad news. However a full recovery will take time. Longer-term, cosmetics still represent an attractive opportunity as per capita incomes grow and the category remains top priority for consumers around the world.

We initiated a position in Adyen N.V. and reversed course shortly thereafter due to inconsistencies in management commentary and competitive dynamics that came to light in the North American merchant acquiring market. Both of these issues presented themselves in the most recent reporting period and made us concerned about the durability of Adyen’s growth and the impact that competition would have on the unit economics of the business.

Match underperformed our expectations to grow paying users and increase revenue per user over the last few years. Given the lack of consistency, growth, and management continuity we sold the position and redeployed capital to more attractive opportunities.

While American Tower has reported strong operating results over the past 12 months, elevated interest rates have depressed both its earnings power and valuation. In addition, the company is planning to exit India, a market that was once viewed as a future growth driver. Going forward, we expect AMT to continue to drive strong organic growth and remain attracted to the recurring, long term nature of its revenue

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023
(Unaudited)

and earnings base. This is a business Edgewood expects to perform well in an economic downturn.

Illumina has been working through several challenges over the past year. Uncertainty regarding the regulatory outcome of its pending GRAIL acquisition has been a meaningful overhang for the stock. Additionally, Illumina launched its new X+ instrument and chemistry earlier this year and while the new products have been positively received by customers there is typically a ramp before instrument consumables purchasing reaches normalized levels. On a separate but related topic, a certain cohort of Illumina’s customers has been facing pressure from the more challenging capital markets environment. Finally, Illumina faced a proxy fight earlier this year which led to the replacement of several Directors and the CEO. While these challenges have been frustrating for shareholders, we remain enthusiastic about the long term prospects for Illumina.

We expect the Edgewood portfolio companies to continue operating at a high level, even with signs of consumers slowing a bit and much higher interest rates. Our companies tend to be cash generators, and for the first time in quite a while, interest income is becoming a positive line item on the income statements.

On a big picture basis, quality growth companies with compelling product offerings, strong customer demand and repeat purchase of their goods and services tend to do relatively well in uncertain economic environments. With solid balance sheets, strong cash flow and great managements, they tend to take market share and accelerate their competitive positioning when others are more uncertain about their prospects.

It is impossible to predict the future, but our best guess is that our companies will fare relatively well. With prices more attractive, we are populating the portfolio with what we believe are the future of global commerce. We remain optimistic about the future.

Sincerely,

Edgewood Management LLC

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Holdings are subject to change. Current and future holdings are subject to risk.

Mutual fund investing involves risk, including loss of principal. The Edgewood Growth Fund is a non-diversified fund. There can be no assurance that the Fund will achieve its stated objectives.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023
(Unaudited)

Definition of Comparative Indices

The S&P 500 Growth Index is a market capitalization weighted index consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “S&P 500” is one of the most widely used benchmarks of U.S. equity performance.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023
(Unaudited)

Comparison of Change in the Value of a $100,000 Investment in the Edgewood Growth Fund,

Institutional and Retail Shares, versus the S&P 500 Growth Index and the S&P 500 Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 2023(1)(2)
	One Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date*
Institutional Shares	31.64%	-0.03%	7.38%	13.30%	10.65%
Retail Shares	31.10%	-0.44%	6.94%	12.89%	10.28%
S&P 500 Growth Index	19.82%	6.80%	10.44%	13.46%	10.65%
S&P 500 Index	21.62%	10.15%	9.92%	11.91%	9.27%

*Inception date of Fund is February 28, 2006.

(1) If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

(2) The graph is based on only the Institutional Shares; performance for Retail Shares would be different due to differences in fee structures.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

SECTOR WEIGHTINGS (Unaudited)†:

  †    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.7%

	Shares	Value

BUSINESS SERVICES — 7.1%
Visa Inc., Cl A (A)	4,976,084	$1,144,549,081

COMMUNICATION SERVICES — 5.7%
Netflix Inc.*	2,429,179	917,257,990

CONSUMER DISCRETIONARY — 15.9%
Airbnb Inc., Cl A* (A)	5,345,050	733,394,310
Chipotle Mexican Grill Inc., Cl A*	380,730	697,432,636
Lululemon Athletica Inc.*	1,574,655	607,202,715
Nike Inc., Cl B	5,496,330	525,559,075

		2,563,588,736

CONSUMER STAPLES — 4.0%
The Estée Lauder Companies Inc., Cl A	4,421,093	639,068,993

FINANCIALS — 10.7%
Blackstone Inc. (A)	6,836,821	732,497,002
MSCI Inc., Cl A	642,134	329,466,113

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

COMMON STOCK†† — continued

	Shares	Value

FINANCIALS — continued
S&P Global Inc.	1,832,932	$669,771,682

		1,731,734,797

HEALTH CARE — 18.4%
Align Technology Inc.*	1,486,306	453,798,948
Danaher Corp	3,090,479	766,747,840
Eli Lilly & Co.	1,032,124	554,384,764
Illumina Inc.*	3,463,224	475,431,390
Intuitive Surgical Inc.*	2,432,068	710,869,156

		2,961,232,098

INFORMATION TECHNOLOGY — 34.2%
Adobe Inc.*	1,797,990	916,795,101
ASML Holding NV	1,260,143	741,795,778
Intuit Inc.	1,927,988	985,086,189
Microsoft Corp	2,655,563	838,494,017
NVIDIA Corp	2,527,719	1,099,532,488
ServiceNow Inc.*	1,649,089	921,774,788

		5,503,478,361

REAL ESTATE — 1.7%
American Tower Corp, Cl A ‡	1,718,340	282,581,013

TOTAL COMMON STOCK
(Cost $9,108,018,081)		15,743,491,069

SHORT-TERM INVESTMENTS — 10.9%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 5.230% (B)	396,753,796	396,753,796

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

SHORT-TERM INVESTMENTS — continued

	Shares	Value

Mount Vernon Liquid Assets Portfolio, LLC, 5.500% (B)(C)	1,354,650,491	$1,354,650,491

TOTAL SHORT-TERM INVESTMENTS

(Cost $1,751,404,287)		1,751,404,287

TOTAL INVESTMENTS — 108.6%

(Cost $10,859,422,368)		$17,494,895,356

Percentages are based on Net Assets of $16,106,298,166.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust (REIT)
(A)	This security or a partial position of this security is on loan at September 30, 2023. The total market value of securities on loan at September 30, 2023 was $1,318,953,056.
(B)	The rate reported is the 7-day effective yield as of September 30, 2023.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10).

Cl — Class

As of September 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $10,859,422,368)	$17,494,895,356	*
Receivable for Capital Shares Sold	17,138,865
Dividends Receivable	3,898,134
Receivable for Investment Securities Sold	516,609
Prepaid Expenses	36,654

Total Assets	17,516,485,618

Liabilities:
Payable upon Return of Securities Loaned	1,354,650,491
Payable for Investment Securities Purchased	34,408,018
Payable for Capital Shares Redeemed	12,914,834
Payable due to Adviser	6,272,791
Payable due to Shareholder Servicing Agent (Retail Shares)	724,352
Distribution Fees Payable (Retail Shares)	358,962
Payable due to Administrator	186,715
Payable due to Trustees	5,868
Chief Compliance Officer Fees Payable	3,867
Other Accrued Expenses	661,554

Total Liabilities	1,410,187,452

Commitments and Contingencies†

Net Assets	$16,106,298,166

Net Assets Consist of:
Paid-in Capital	$9,908,087,397
Total Distributable Earnings	6,198,210,769

	$16,106,298,166

Net Asset Value, Offering and Redemption Price Per Share- Institutional Shares ($15,723,492,460 ÷ 416,655,644 shares)	$37.74

Net Asset Value, Offering and Redemption Price Per Share- Retail Shares ($382,805,706 ÷ 10,971,493 shares)	$34.89

* Includes Market Value of Securities on Loan of $1,318,953,056.

† See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2023

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$131,852,787
Income from Securities Lending	1,634,991
Less: Foreign Taxes Withheld	(1,265,263)

Total Investment Income	132,222,515

Expenses
Investment Advisory Fees	165,540,832
Administration Fees	2,242,941
Distribution Fees (Retail Shares)	980,448
Shareholder Servicing Fees (Retail Shares)	588,271
Trustees’ Fees	24,333
Chief Compliance Officer Fees	7,140
Printing Fees	1,063,457
Transfer Agent Fees	1,008,220
Custodian Fees	356,573
Registration Fees	144,361
Professional Fees	92,835
Insurance and Other Expenses	142,230

Total Expenses	172,191,641

Less:
Waiver of Investment Advisory Fees*	(4,888,727)
Fees Paid Indirectly**	(402,395)

Net Expenses	166,900,519

Net Investment Loss	(34,678,004)

Net Realized Gain on Investments	1,160,006,445

Net Change in Unrealized Appreciation (Depreciation) on Investments	3,371,412,693

Net Realized and Unrealized Gain on Investments	4,531,419,138

Net Increase in Net Assets Resulting from Operations	$4,496,741,134

*   See Note 5 in Notes to Financial Statements.

** See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2023	Year Ended September 30, 2022
Operations:
Net Investment Loss	$(34,678,004)	$(122,721,233)
Net Realized Gain on Investments	1,160,006,445	1,256,640,866
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,371,412,693	(15,180,427,918)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,496,741,134	(14,046,508,285)

Distributions
Institutional Shares	(1,982,733,860)	(1,772,781,896)
Retail Shares	(51,282,071)	(56,757,914)

Total Distributions	(2,034,015,931)	(1,829,539,810)

Capital Share Transactions:(1)
Institutional Shares
Issued	2,873,273,077	7,307,056,909
Reinvestment of Distributions	1,558,591,245	1,615,352,031
Redeemed	(6,699,513,196)	(9,414,344,671)

Net Institutional Shares Transactions	(2,267,648,874)	(491,935,731)

Retail Shares
Issued	116,028,046	232,137,243
Reinvestment of Distributions	36,077,780	46,507,999
Redeemed	(202,665,845)	(404,774,101)

Net Retail Shares Transactions	(50,560,019)	(126,128,859)

Net Decrease in Net Assets from Share Transactions	(2,318,208,893)	(618,064,590)

Total Increase (Decrease) in Net Assets	144,516,310	(16,494,112,685)

Net Assets:
Beginning of Year	15,961,781,856	32,455,894,541

End of Year	$16,106,298,166	$15,961,781,856

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Institutional Shares
	Year	Year	Period	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	October 31,	October 31,	October 31,
	2023	2022	2021^	2020	2019	2018
Net Asset Value, Beginning of Year	$33.04	$62.57	$48.33	$36.09	$32.56	$29.35

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.07)	(0.23)	(0.27)	(0.17)	(0.10)	(0.11)
Net Realized and Unrealized Gain (Loss)	9.52	(25.81)	17.51	12.52	5.06	3.70

Total from Operations	9.45	(26.04)	17.24	12.35	4.96	3.59

Dividends and Distributions:
Net Realized Gain	(4.75)	(3.49)	(3.00)	(0.11)	(1.43)	(0.38)

Total Dividends and Distributions	(4.75)	(3.49)	(3.00)	(0.11)	(1.43)	(0.38)

Net Asset Value, End of Year	$37.74	$33.04	$62.57	$48.33	$36.09	$32.56

Total Return†	31.64%	(44.13%)	36.99%	34.30%	16.43%	12.37%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$15,723,492	$15,581,513	$31,517,529	$23,508,881	$15,393,594	$12,789,768
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%*	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.03%	1.03%	1.04%*	1.04%	1.05%	1.06%
Ratio of Net Investment Loss to Average Net Assets	(0.20)%	(0.46)%	(0.51)%*	(0.41)%	(0.30)%	(0.32)%
Portfolio Turnover Rate	23%	32%	14%**	24%	25%	19%

^	For the period November 1, 2020 to September 30, 2021. Effective February 24, 2021, the Edgewood Growth Fund changed its fiscal year end to September 30.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Calculated using average shares.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Retail Shares
	Year	Year	Period	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	October 31,	October 31,	October 31,
	2023	2022	2021^	2020	2019	2018
Net Asset Value, Beginning of Year	$30.99	$59.13	$45.98	$34.48	$31.30	$28.33

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.20)	(0.40)	(0.45)	(0.32)	(0.22)	(0.23)
Net Realized and Unrealized Gain (Loss)	8.85	(24.25)	16.60	11.93	4.83	3.58

Total from Operations	8.65	(24.65)	16.15	11.61	4.61	3.35

Dividends and Distributions:
Net Realized Gain	(4.75)	(3.49)	(3.00)	(0.11)	(1.43)	(0.38)

Total Dividends and Distributions	(4.75)	(3.49)	(3.00)	(0.11)	(1.43)	(0.38)

Net Asset Value, End of Year	$34.89	$30.99	$59.13	$45.98	$34.48	$31.30

Total Return†	31.10%	(44.36%)	36.48%	33.75%	15.96%	11.97%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$382,806	$380,269	$938,366	$597,046	$410,371	$429,537
Ratio of Expenses to Average Net Assets	1.40%	1.40%	1.40%*	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.43%	1.43%	1.44%*	1.44%	1.45%	1.46%
Ratio of Net Investment Loss to Average Net Assets	(0.60)%	(0.87)%	(0.91)%*	(0.80)%	(0.68)%	(0.73)%
Portfolio Turnover Rate	23%	32%	14%**	24%	25%	19%

^	For the period November 1, 2020 to September 30, 2021. Effective February 24, 2021, the Edgewood Growth Fund changed its fiscal year end to September 30.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Calculated using average shares.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

NOTES TO THE FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Edgewood Growth Fund (the “Fund”) which offers two classes of shares: Institutional Shares and Retail Shares. The Fund is non-diversified and its investment objective is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s Fair Value Procedures until an independent source can be secured.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Fund’s Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of September 30, 2023, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

For the year ended September 30, 2023, there have been no significant changes to the Fund’s fair valuation methodology.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — The Fund may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time of the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest category by an NRSRO, as determined by the Adviser. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Fund may be delayed or limited. As of September 30, 2023, the Fund did not have any open repurchase agreements.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2023, the Fund did not have a liability for any interest or penalties related to unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2023, the Fund did not incur any interest or penalties.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended September 30, 2023, the Fund incurred $2,242,941 for these services.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

The Fund has adopted the Distribution Plan (the “Plan”) for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”) for the Retail Shares. Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services. For the year ended September 30, 2023, the Fund’s Retail Shares incurred $588,271 of shareholder servicing fees, an effective rate of 0.15%.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended September 30, 2023, the Fund earned cash management credits of $402,395, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid twice per month at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding an amount equal to the management fees payable to the Adviser through January 31, 2024. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Retail Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to an amount equal to the sum of the management fees, and, to the extent incurred, distribution (12b-1) fees and shareholder servicing fees, until January 31, 2024. Refer to “Waiver of Investment Advisory Fees” on the Statement of Operations for fees waived for the year ended September 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the year ended September 30, 2023, the Fund did not incur any recoupments.

For the year ended September 30, 2023, the Adviser waived fees for the Fund in the amount of $4,888,727. The amounts subject to recapture which expire in 2024, 2025 and 2026 are $10,628,581, $8,824,437, and $4,888,727, respectively.

6.	Share Transactions:

	Year Ended September 30, 2023	Year Ended September 30, 2022
Share Transactions:

Institutional Shares

Issued	81,316,988	151,207,292

Reinvested	50,083,266	26,886,685

Redeemed	(186,356,272)	(210,181,207)

Net Institutional Shares Transactions	(54,956,018)	(32,087,230)

	Year Ended September 30, 2023	Year Ended September 30, 2022
Share Transactions:

Retail Shares

Issued	3,495,052	4,834,970

Reinvested	1,250,096	822,714

Redeemed	(6,045,543)	(9,254,570)

Net Retail Shares Transactions	(1,300,395)	(3,596,886)

Total Net Decrease in Share Transactions	(56,256,413)	(35,684,116)

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

7.	Investment Transactions:

For the year ended September 30, 2023, the Fund made purchases of $3,727,224,265 and sales of $8,111,983,672 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, net operating loss and distribution excess. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2023 is primarily related to net operating loss that have been reclassified to (from) the following accounts:

Paid-in Capital	Distributable Earnings (Loss)
$(81,971,779)	$81,971,779

The tax character of dividends and distributions declared during the period/fiscal years ended September 30, 2023, September 30, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2023	$ —	$ 2,034,015,931	$ 2,034,015,931
2022	$ 117,433,421	$ 1,712,106,389	$ 1,829,539,810

As of September 30, 2023, the components of Distributable Earnings on a tax basis were as follows:

Late-Year Loss Deferral	$(38,456,274)
Capital Loss Carryforwards	(202,055,142)
Other Temporary Differences	5
Unrealized Appreciation	6,438,722,180

Total Net Distributable Earnings	$6,198,210,769

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

Qualified late year ordinary Loss Deferral represent losses realized from January 1, 2023 through September 30, 2023, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$202,055,142	$–	$202,055,142

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2023 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$11,056,173,176	$6,684,785,628	$(246,063,448)	$6,438,722,180

Tax cost on investment is different than book cost because of wash sale adjustments.

9.	Concentration/Risks:

The Fund’s investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Non-Diversification Risk – The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Small- and Medium-Capitalization Company Risk – To the extent that the Fund invests in small- and medium-capitalization companies, the Fund may be subject to additional risk. The small- and medium-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts (“ADRs”) are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

10.	Loans of Portfolio Securities:

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be (i) cash collateral, which may be converted into collateral investments upon the direction of the Fund, and any proceeds derived therefrom, (ii) securities issued or guaranteed by the United States Government or its agencies, or (iii) irrevocable bank letters of credit issued by a person other than the borrower or an affiliate thereof, or equivalent obligation denominated in United States dollars. As of September 30, 2023, the cash collateral received is $1,354,650,491 which was used to purchase short-term investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent (U.S. Bank National Association) and the Fund may pay a part of the interest earned from the investment of collateral in the form of a premium. The Fund records securities lending income net of such allocations. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

collateral invested. In the event of default, the Fund may use the collateral received to offset the position on the loan not returned by the borrower. As of September 30, 2023, the Fund had securities on loan with a market value of $1,318,953,056.

11.	Other:

At September 30, 2023, 38% of Institutional and 76% of Retail total shares outstanding were held by 2 and 3 record shareholders, respectively, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, as of September 30, 2023 no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of Edgewood Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Edgewood Growth Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of September 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period ended September 30, 2023, the period from November 1, 2020 through September 30, 2021, and each of the three years in the period ended October 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period ended September 30, 2023, the period from November 1, 2020 through September 30, 2021, and each of the three years in the period ended October 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Edgewood Management LLC investment companies since 2006.

Philadelphia, Pennsylvania

November 29, 2023

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2023 to September 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways.

•

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

•

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return
Institutional Shares	$1,000	$1,047.20	1.00%	$5.13
Retail Shares	1,000	1,045.20	1.40	7.18

Hypothetical 5% Return
Institutional Shares	$1,000	$1,020.05	1.00%	$5.06
Retail Shares	1,000	1,018.05	1.40	7.08

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees who may

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES [3],[4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 28 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officers as of September 30, 2023.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018. Trustee of The KP Funds to 2022.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES[3]

Kathleen Gaffney (Born: 1961)	Trustee (since 2022)	Retired since 2019. Vice President and Portfolio Manager, Eaton Vance Management from 2012 to 2019.

Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Monica Walker (Born: 1958)	Trustee (since 2022)	Retired. Private Investor since 2017. Co-Founder (1991-2017), Chairman and Chief Executive Officer (2009 to 2017) and Chief Investment Officer - Equity (2007 to 2017) of Holland Capital Management, LLC (Chicago).

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 28 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds.

Former Directorships: Director of The Korea Fund, Inc. to 2019. Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, and Catholic Responsible Investments Funds.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018. Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Former Directorships: Trustee of The KP Funds to 2022. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund) to 2022.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds.

None.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years

OFFICERS (continued)
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Donald Duncan (Born: 1964)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2023)	Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 23, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●	no material changes had been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
SEPTEMBER 30, 2023

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2023, tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2023, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30 2023, the Fund is designating the following items with regard to distributions paid during the year.

			Qualifying
			for
			Corporate
			Dividends			Interest	Short-Term
Long-Term	Ordinary		Received	Qualifying	U.S.	Related	Capital Gain	Qualifying
Capital Gain	Income	Total	Deduction	Dividend	Government	Dividends	Dividends	Business
Distributions	Distributions	Distributions	(1)	Income (2)	Interest (3)	(4)	(5)	Income (6)
100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — Edgewood Growth Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2023. Complete information will be computed and reported with your 2023 Form 1099-DIV.

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Edgewood Growth Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-791-4226

Investment Adviser:

Edgewood Management LLC

600 Steamboat Road, Suite 103

Greenwich, Connecticut 06830-7181

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-AR-001-1800

(b)	Not applicable

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2023			FYE September 30, 2022
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$24,990	None	None	$24,030	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2023	FYE September 30, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2023 and 2022, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)

/s/ Michael Beattie
Michael Beattie, President

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: December 8, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and
CFO

Date: December 8, 2023